Schedule II - Summary of Valuation and Qualifying Accounts (Details) - Valuation allowance for deferred tax assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 144,619	$ 104,976
Charged to costs and expenses	18,585	39,643
Charge to other accounts	0	0
Deductions	0	0
Balance at end of period	$ 163,204	$ 144,619